Portfolio of Investments (unaudited)
As of January 31, 2026
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS—106.9%
AUSTRALIA—5.7%
Diversified REITs—2.8%
Charter Hall Group, REIT	294,525	$ 4,690,373
Stockland, REIT	1,351,525	5,056,874
		9,747,247
Industrial REITs—0.8%
Goodman Group, REIT	126,841	2,694,569
Retail REITs—2.1%
Scentre Group, REIT	2,674,628	7,579,812
Total Australia		20,021,628
BELGIUM—2.3%
Health Care REITs—1.1%
Aedifica SA, REIT	42,789	3,767,915
Industrial REITs—1.2%
Warehouses De Pauw CVA, REIT	154,285	4,371,763
Total Belgium		8,139,678
FRANCE—3.8%
Diversified REITs—1.0%
Covivio SA, REIT	56,266	3,594,604
Retail REITs—2.8%
Unibail-Rodamco-Westfield, REIT(a)	87,016	9,620,917
Total France		13,215,521
GERMANY—1.8%
Real Estate Operating Companies—1.8%
TAG Immobilien AG	254,330	4,314,795
Vonovia SE(b)	65,199	1,908,979
		6,223,774
HONG KONG—2.5%
Real Estate Development—0.7%
Henderson Land Development Co. Ltd.	599,000	2,382,592
Real Estate Operating Companies—0.7%
Hongkong Land Holdings Ltd.	307,800	2,611,644
Retail REITs—1.1%
Link REIT	797,300	3,665,795
Total Hong Kong		8,660,031
JAPAN—10.1%
Diversified Real Estate Activities—5.8%
Mitsui Fudosan Co. Ltd.	938,500	10,761,687
Sumitomo Realty & Development Co. Ltd.	344,600	9,596,070
		20,357,757
Hotel & Resort REITs—1.0%
Invincible Investment Corp., REIT	7,997	3,386,875
Industrial REITs—0.5%
Japan Logistics Fund, Inc., REIT	2,832	1,850,137
Multi-Family Residential REITs—1.5%
Comforia Residential REIT, Inc.	3,576	2,582,748
Mitsui Fudosan Accommodations Fund, Inc., REIT	2,886	2,579,050
		5,161,798
Retail REITs—1.3%
Japan Metropolitan Fund Invest, REIT	5,491	4,321,867
Total Japan		35,078,434
	Shares	Value

MEXICO—0.6%
Real Estate Operating Companies—0.6%
Corp. Inmobiliaria Vesta SAB de CV	733,833	$ 2,267,089
NETHERLANDS—2.1%
Real Estate Operating Companies—2.1%
CTP NV(c)	333,828	7,277,679
SINGAPORE—2.8%
Diversified Real Estate Activities—1.1%
UOL Group Ltd.	459,800	3,926,956
Diversified REITs—1.2%
CapitaLand Integrated Commercial Trust, REIT	2,263,527	4,249,554
Retail REITs—0.5%
Lendlease Global Commercial REIT	2,963,300	1,487,024
Total Singapore		9,663,534
SWEDEN—1.5%
Real Estate Operating Companies—1.5%
Catena AB	97,682	5,070,638
SWITZERLAND—2.1%
Real Estate Operating Companies—2.1%
PSP Swiss Property AG	37,144	7,455,508
UNITED KINGDOM—0.7%
Industrial REITs—0.5%
LondonMetric Property PLC, REIT	685,852	1,882,725
Self Storage REITs—0.2%
Safestore Holdings PLC, REIT	62,582	708,194
Total United Kingdom		2,590,919
UNITED STATES—70.9%
Data Center REITs—7.5%
Digital Realty Trust, Inc., REIT(b)	79,853	13,251,606
Equinix, Inc., REIT(b)	15,782	12,955,917
		26,207,523
Health Care REITs—22.6%
American Healthcare REIT, Inc.	297,497	13,955,584
Omega Healthcare Investors, Inc., REIT(b)	196,788	8,635,057
Ventas, Inc., REIT(b)	207,455	16,113,030
Welltower, Inc., REIT(b)	213,158	40,150,441
		78,854,112
Hotel & Resort REITs—1.1%
Host Hotels & Resorts, Inc., REIT(b)	198,298	3,674,462
Industrial REITs—6.2%
Prologis, Inc., REIT(b)	164,612	21,491,743
Multi-Family Residential REITs—5.8%
AvalonBay Communities, Inc., REIT(b)	35,763	6,354,012
Camden Property Trust, REIT	46,375	5,057,194
Essex Property Trust, Inc., REIT(b)	34,978	8,809,909
		20,221,115
Office REITs—1.3%
Kilroy Realty Corp., REIT	133,239	4,594,081
Other Specialized REITs—1.8%
EPR Properties, REIT	118,680	6,437,203
Retail REITs—18.2%
Brixmor Property Group, Inc., REIT	241,533	6,470,669
Curbline Properties Corp., REIT	157,218	3,812,536
InvenTrust Properties Corp., REIT	135,902	3,994,160

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2026
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
NNN REIT, Inc.	112,686	$ 4,695,626
Phillips Edison & Co., Inc., REIT	74,835	2,711,272
Realty Income Corp., REIT(b)	273,322	16,716,373
Regency Centers Corp., REIT	113,140	8,244,512
Simon Property Group, Inc., REIT(b)	87,887	16,813,662
		63,458,810
Self Storage REITs—4.5%
Public Storage, REIT(b)	37,165	10,264,601
Smartstop Self Storage REIT, Inc.	169,948	5,343,165
		15,607,766
Single-Family Residential REITs—1.9%
Sun Communities, Inc., REIT	53,053	6,760,544
Total United States		247,307,359
Total Common Stocks		372,971,792
Total Investments (Cost $305,892,160)—106.9%		372,971,792
Liabilities in Excess of Other Assets—(6.9%)		(23,979,268)
Net Assets—100.0%		$348,992,524

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2026 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund may sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
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Notes to Portfolio of Investments  (concluded)
January 31, 2026 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
4